Share capital and reserves	3 Months Ended
Mar. 31, 2018
Share capital and reserves
4.	Share capital and reserves
a.	Stock options

The three months ended March 31, 2018 included $214 (three months ended March 31, 2017 – $318) in share-based payment costs related to stock options, all of which are presented in administrative expenses.

	Number of options	Weighted average exercise price (CAD)
Outstanding, December 31, 2017	9,364,433	$3.47
Granted	430,000	2.85
Forfeited or expired	(2,244,200)	3.73
Outstanding, March 31, 2018	7,550,233	$3.36

No stock options were exercised during the three months ended March 31, 2018.

b.	Earnings (loss) per share

The calculation of earnings per share is based on the following data:

Three months ended March 31,
	2018	2017 (Restated – note 12)
Net loss attributable to Nevsun shareholders	$(4,502)	$(11,574)
Effect of dilutive securities	-	-
Diluted net loss attributable to Nevsun shareholders	$(4,502)	$(11,574)
Weighted average number of common shares outstanding for the purpose of basic loss per share (000s)	302,301	301,791
Dilutive options and stock appreciation rights	-	-
Weighted average number of common shares outstanding for the purpose of diluted loss per share (000s)	302,301	301,791
Loss per share
Basic	$(0.01)	$(0.04)
Diluted	(0.01)	(0.04)

c.	Dividends

The Company announced in January 2018 that it would be suspending declarations of dividends, and as such no dividends were declared by the Company during the three months ended March 31, 2018. During the three months ended March 31, 2017, the Company declared a dividend of $0.01 per share for a total declaration of $3,019.

Prior to the suspension of the dividend, the Company had in place a Dividend Reinvestment Plan (“DRIP”) which allowed shareholders to purchase additional common shares of the Company at a 3% discount to fair market value by reinvesting their cash dividends. For the Q4 2017 dividend, approximately 9% of shareholders elected to participate in the DRIP. Accordingly, the Company paid dividends of $2,724 in cash and $298 in common shares (109,190 shares) in January 2018. For the Q4 2016 dividend, approximately 12% of common shareholders elected to participate in the DRIP. Accordingly, the Company paid dividends of $10,562 in cash and $1,537 in common shares (465,369 shares) in January 2017. For the Q1 2017 dividend, approximately 8% of common shareholders elected to participate in the DRIP. Accordingly, the Company paid dividends of $2,763 in cash and $256 in common shares (104,609 shares) in April 2017.